Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEDue to a printer error, the Definitive Proxy Statement of Emergent BioSolutions Inc. (the “Company”) that was filed with the Securities and Exchange Commission on April 14, 2023 inadvertently omitted the full text of Appendices A and B. Accordingly, the Company is filing this Definitive Revised Proxy Statement to include the full text of Appendix A, Definitions and Reconciliations of Non-GAAP to GAAP Financial Measures, and Appendix B, Emergent BioSolutions Inc. Amended and Restated Stock Incentive Plan. The correct version of the Definitive Proxy Statement was mailed to the Company’s stockholders and is available for online access on the websites set forth in the Definitive Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Emergent BioSolutions Inc.
Entity Central Index Key	0001367644